Intangible Assets - Summary of Intangible Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year	$ 40,430
Impairment	(4)	$ (176)
Balance at end of period	40,209	40,430
Amortization and impairment losses [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year	(4,585)	(4,358)
Effect of movements in foreign exchange	100	192
Amortization	(647)	(644)
Impairment	(4)	(176)
Disposals through sale and derecognition	1,339	73
Disposals through the sale of subsidiaries		3
Transfer (to)/from other asset categories and other movements	(164)	326
Balance at end of period	(3,961)	(4,585)
Acquisition cost [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year	45,015	45,885
Effect of movements in foreign exchange	(751)	(1,289)
Acquisitions and expenditures	978	760
Disposals through sale and derecognition	(1,437)	(98)
Disposals through the sale of subsidiaries		(3)
Transfer (to)/from other asset categories and other movements	365	(240)
Balance at end of period	44,170	45,015
Brands [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year	38,320
Balance at end of period	37,652	38,320
Brands [member] | Amortization and impairment losses [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year	(89)
Effect of movements in foreign exchange	1
Balance at end of period	(88)	(89)
Brands [member] | Acquisition cost [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year	38,409
Effect of movements in foreign exchange	(568)
Acquisitions and expenditures	11
Disposals through sale and derecognition	(93)
Transfer (to)/from other asset categories and other movements	(19)
Balance at end of period	37,741	38,409
Commercial intangibles [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year	750
Balance at end of period	779	750
Commercial intangibles [member] | Amortization and impairment losses [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year	(2,082)
Effect of movements in foreign exchange	18
Amortization	(141)
Disposals through sale and derecognition	1,058
Transfer (to)/from other asset categories and other movements	(100)
Balance at end of period	(1,247)	(2,082)
Commercial intangibles [member] | Acquisition cost [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year	2,832
Effect of movements in foreign exchange	(22)
Acquisitions and expenditures	221
Disposals through sale and derecognition	(1,058)
Transfer (to)/from other asset categories and other movements	53
Balance at end of period	2,026	2,832
Software [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year	1,056
Balance at end of period	1,473	1,056
Software [member] | Amortization and impairment losses [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year	(2,381)
Effect of movements in foreign exchange	77
Amortization	(479)
Impairment	(3)
Disposals through sale and derecognition	271
Transfer (to)/from other asset categories and other movements	(62)
Balance at end of period	(2,577)	(2,381)
Software [member] | Acquisition cost [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year	3,437
Effect of movements in foreign exchange	(114)
Acquisitions and expenditures	497
Disposals through sale and derecognition	(272)
Transfer (to)/from other asset categories and other movements	502
Balance at end of period	4,050	3,437
Other [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year	304
Balance at end of period	305	304
Other [member] | Amortization and impairment losses [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year	(33)
Effect of movements in foreign exchange	4
Amortization	(27)
Impairment	(1)
Disposals through sale and derecognition	10
Transfer (to)/from other asset categories and other movements	(2)
Balance at end of period	(49)	(33)
Other [member] | Acquisition cost [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year	337
Effect of movements in foreign exchange	(47)
Acquisitions and expenditures	249
Disposals through sale and derecognition	(15)
Transfer (to)/from other asset categories and other movements	(171)
Balance at end of period	$ 354	$ 337